Other intangible assets (Details) € in Millions	3 Months Ended
Mar. 31, 2020 EUR (€)
Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	€ 450
Other impairment events [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	177
Property, plant and equipment [member] | Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	247
Property, plant and equipment [member] | Other impairment events [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	85
Other intangible assets [member] | Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	203
Other intangible assets [member] | Other impairment events [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	92
EMEA | Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	178
LATAM | Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	161
Maserati | Impact of COVID-19 [Domain]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss	€ 111